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May Lose Value
BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF

Portfolio of Investments
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Short Duration High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 96 .3%
Advertising 1.4%
Clear Channel Outdoor Holdings, Inc.
(a)
04/01/2030 7.875% 285,000 296,537
02/15/2031 7.125% 209,000 216,561
Neptune Bidco U.S., Inc.
(a)
04/15/2029 9.290% 249,000 254,016
Outfront Media Capital LLC/Outfront Media Capital Corp.
(a)
01/15/2029 4.250% 525,000 511,257
03/15/2030 4.625% 157,000 152,261
Total 1,430,632
Aerospace & Defense 2.1%
TransDigm, Inc.
(a)
08/15/2028 6.750% 242,000 244,424
03/01/2029 6.375% 964,000 979,190
TransDigm, Inc.
01/15/2029 4.625% 253,000 249,073
05/01/2029 4.875% 767,000 755,258
Total 2,227,945
Agriculture 0.3%
Darling Ingredients, Inc.
(a)
04/15/2027 5.250% 310,000 309,683
1 1 1 1 309,683
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(a)
04/20/2029 5.750% 332,000 332,560
1 1 1 1 332,560
Apparel 0.2%
Wolverine World Wide, Inc.
(a)
08/15/2029 4.000% 169,000 159,096
1 1 1 1 159,096
Auto Manufacturers 0.6%
Nissan Motor Acceptance Co. LLC
(a)
09/15/2028 2.450% 144,000 133,477
09/30/2030 6.125% 109,000 107,146
Nissan Motor Co. Ltd.
(a)
07/17/2030 7.500% 360,000 371,114
Total 611,737
Auto Parts & Equipment 2.6%
American Axle & Manufacturing, Inc.
10/01/2029 5.000% 269,000 261,205
Clarios Global LP/Clarios U.S. Finance Co.
(a)
05/15/2028 6.750% 341,000 345,993
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
02/15/2030 6.750% 288,000 296,700
IHO Verwaltungs GmbH
(a),(b)
6.375% Cash or 7.125% PIK
05/15/2029 6.375% 554,000 558,286
11/15/2030 7.750% 151,000 155,962
ZF North America Capital, Inc.
(a)
04/14/2028 6.875% 204,000 208,249
04/23/2030 6.750% 629,000 623,075
03/24/2031 7.500% 182,000 183,257
Total 2,632,727
Beverages 0.7%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
(a)
04/01/2029 6.250% 484,000 485,920
04/30/2029 4.375% 265,000 258,773
Total 744,693
Building Materials 1.2%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(a)
12/15/2030 6.625% 534,000 545,957
Standard Industries, Inc.
(a)
07/15/2030 4.375% 603,000 572,861
01/15/2031 3.375% 114,000 102,698
Total 1,221,516
Chemicals 3.2%
Celanese U.S. Holdings LLC
04/15/2030 6.500% 341,000 347,542
Element Solutions, Inc.
(a)
09/01/2028 3.875% 155,000 151,208
HB Fuller Co.
10/15/2028 4.250% 416,000 409,272
INEOS Finance PLC
(a)
05/15/2028 6.750% 85,000 84,721
04/15/2029 7.500% 126,000 122,438
INEOS Quattro Finance 2 PLC
(a)
03/15/2029 9.625% 382,000 359,061
Ingevity Corp.
(a)
11/01/2028 3.875% 317,000 307,074
NOVA Chemicals Corp.
(a)
05/15/2029 4.250% 250,000 244,169
Olympus Water U.S. Holding Corp.
(a)
10/01/2028 4.250% 419,000 406,499
06/15/2031 7.250% 356,000 361,534

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
WR Grace Holdings LLC
(a)
08/15/2029 5.625% 434,000 408,019
03/01/2031 7.375% 196,000 196,811
Total 3,398,348
Commercial Services 4.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas
Luxco 4 SARL
(a)
06/01/2028 4.625% 156,000 153,803
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(a)
07/15/2027 5.750% 162,000 161,995
04/01/2028 4.750% 57,000 56,014
03/01/2029 5.375% 208,000 202,728
02/15/2031 8.000% 111,000 112,068
Belron U.K. Finance PLC
(a)
10/15/2029 5.750% 57,000 57,265
Block, Inc.
06/01/2031 3.500% 290,000 266,924
Block, Inc.
(a)
08/15/2030 5.625% 290,000 290,774
Clarivate Science Holdings Corp.
(a)
07/01/2029 4.875% 294,000 263,060
Herc Holdings, Inc.
(a)
06/15/2029 6.625% 320,000 326,835
06/15/2030 7.000% 592,000 613,198
03/15/2031 5.750% 599,000 597,900
Synergy Infrastructure Holdings LLC
(a)
12/01/2030 7.875% 322,000 337,591
Williams Scotsman, Inc.
(a)
08/15/2028 4.625% 604,000 599,021
06/15/2029 6.625% 418,000 426,789
04/15/2030 6.625% 337,000 347,137
Total 4,813,102
Computers 2.0%
Everforth, Inc.
(a)
05/15/2028 4.625% 751,000 695,805
McAfee Corp.
(a)
02/15/2030 7.375% 245,000 208,199
NCR Atleos Corp.
(a)
04/01/2029 9.500% 404,000 430,572
NCR Voyix Corp.
(a)
10/01/2028 5.000% 583,000 568,404
Science Applications International Corp.
(a)
04/01/2028 4.875% 210,000 208,408
Total 2,111,388
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Cosmetics & Personal Care 0.5%
Prestige Brands, Inc.
(a)
01/15/2028 5.125% 442,000 441,393
04/01/2031 3.750% 115,000 105,594
Total 546,987
Distribution & Wholesale 1.6%
American Builders & Contractors Supply Co., Inc.
(a)
11/15/2029 3.875% 320,000 304,904
Gates Corp.
(a)
07/01/2029 6.875% 349,000 357,295
RB Global Holdings, Inc.
(a)
03/15/2028 6.750% 673,000 682,058
Resideo Funding, Inc.
(a)
09/01/2029 4.000% 318,000 304,995
Total 1,649,252
Diversified Financial Services 7.5%
Aretec Group, Inc.
(a)
04/01/2029 7.500% 255,000 254,243
08/15/2030 10.000% 483,000 509,279
CrossCountry Intermediate HoldCo LLC
(a)
10/01/2030 6.500% 116,000 114,378
Focus Financial Partners LLC
(a)
09/15/2031 6.750% 310,000 312,994
GGAM Finance Ltd.
(a)
02/15/2027 8.000% 156,000 156,597
06/15/2028 8.000% 457,000 473,394
04/15/2029 6.875% 338,000 345,709
03/15/2030 5.875% 395,000 396,049
goeasy Ltd.
(a)
12/01/2028 9.250% 103,000 101,213
07/01/2029 7.625% 81,000 76,447
Navient Corp.
03/15/2028 4.875% 233,000 228,485
OneMain Finance Corp.
01/15/2027 3.500% 50,000 49,582
09/15/2028 3.875% 594,000 575,380
05/15/2029 6.625% 835,000 851,481
11/15/2029 5.375% 91,000 89,423
03/15/2030 7.875% 252,000 262,287
Provident Funding Associates LP/PFG Finance Corp.
(a)
09/15/2029 9.750% 495,000 516,851
Rocket Cos., Inc.
(a)
08/01/2030 6.125% 343,000 349,248

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
08/01/2031 6.125% 133,000 135,835
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(a)
03/01/2029 3.625% 528,000 507,863
United Wholesale Mortgage LLC
(a)
04/15/2029 5.500% 526,000 488,501
UWM Holdings LLC
(a)
02/01/2030 6.625% 471,000 438,435
03/15/2031 6.250% 631,000 561,793
Total 7,795,467
Electric 4.3%
Clearway Energy Operating LLC
(a)
03/15/2028 4.750% 500,000 495,358
02/15/2031 3.750% 795,000 737,500
NRG Energy, Inc.
(a)
02/15/2029 3.375% 211,000 201,208
07/15/2029 5.750% 333,000 333,054
02/15/2031 3.625% 190,000 176,414
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
(a)
08/15/2028 4.500% 427,000 418,318
PG&E Corp.
07/01/2028 5.000% 153,000 152,091
07/01/2030 5.250% 102,000 100,458
Vistra Operations Co. LLC
(a)
07/31/2027 5.000% 344,000 343,901
VoltaGrid LLC
(a)
11/01/2030 7.375% 172,000 178,635
XPLR Infrastructure Operating Partners LP
(a)
09/15/2027 4.500% 354,000 350,683
01/15/2029 7.250% 606,000 627,268
01/15/2031 8.375% 339,000 361,527
Total 4,476,415
Electrical Components & Equipment 0.7%
WESCO Distribution, Inc.
(a)
03/15/2029 6.375% 626,000 638,337
04/15/2031 5.250% 137,000 136,018
Total 774,355
Energy - Alternate Sources 1.0%
TerraForm Power Operating LLC
(a)
01/31/2028 5.000% 503,000 499,865
01/15/2030 4.750% 616,000 595,083
Total 1,094,948
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Entertainment 5.0%
Caesars Entertainment, Inc.
(a)
10/15/2029 4.625% 533,000 512,193
02/15/2030 7.000% 286,000 287,775
Churchill Downs, Inc.
(a)
04/01/2027 5.500% 297,000 297,027
01/15/2028 4.750% 200,000 198,100
04/01/2030 5.750% 100,000 99,909
Cinemark USA, Inc.
(a)
07/15/2028 5.250% 622,000 620,696
Light & Wonder International, Inc.
(a)
11/15/2029 7.250% 309,000 314,860
Penn Entertainment, Inc.
(a)
07/01/2029 4.125% 488,000 467,647
04/01/2031 6.750% 208,000 209,037
Rivers Enterprise Borrower LLC
(a)
10/15/2030 6.250% 333,000 337,312
Scientific Games Holdings LP/Scientific Games U.S. FinCo,
Inc.
(a)
03/01/2030 6.625% 496,000 424,314
Six Flags Entertainment Corp.
(a)
05/15/2031 7.250% 724,000 719,765
Six Flags Entertainment Corp./Canada's Wonderland Co./
Magnum Management Corp.
10/01/2028 6.500% 260,000 260,426
07/15/2029 5.250% 323,000 314,525
Vail Resorts, Inc.
(a)
07/15/2030 5.625% 218,000 218,106
Total 5,281,692
Environmental Control 0.3%
Madison IAQ LLC
(a)
06/30/2029 5.875% 361,000 360,942
1 1 1 1 360,942
Food 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(a)
02/15/2030 4.875% 254,000 245,796
Lamb Weston Holdings, Inc.
(a)
01/31/2030 4.125% 106,000 101,508
Post Holdings, Inc.
(a)
04/15/2030 4.625% 1,128,000 1,089,458
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed
(a)
03/01/2029 4.625% 747,000 721,526

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
U.S. Foods, Inc.
(a)
09/15/2028 6.875% 286,000 292,262
02/15/2029 4.750% 158,000 156,110
Total 2,606,660
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
(a)
06/01/2030 9.500% 197,000 211,366
1 1 1 1 211,366
Healthcare Products 1.6%
Avantor Funding, Inc.
(a)
07/15/2028 4.625% 553,000 547,255
Bausch & Lomb Corp.
(a)
10/01/2028 8.375% 170,000 174,875
Medline Borrower LP
(a)
10/01/2029 5.250% 1,010,000 1,004,064
Total 1,726,194
Healthcare Services 4.1%
Acadia Healthcare Co., Inc.
(a)
07/01/2028 5.500% 266,000 264,793
04/15/2029 5.000% 722,000 710,538
Centene Corp.
02/15/2030 3.375% 245,000 228,536
10/15/2030 3.000% 275,000 248,657
03/01/2031 2.500% 275,000 240,166
Charles River Laboratories International, Inc.
(a)
05/01/2028 4.250% 124,000 121,603
03/15/2029 3.750% 350,000 335,916
CHS/Community Health Systems, Inc.
(a)
01/15/2029 6.000% 105,000 104,129
DaVita, Inc.
(a)
06/01/2030 4.625% 103,000 99,789
HealthEquity, Inc.
(a)
10/01/2029 4.500% 421,000 408,918
IQVIA, Inc.
(a)
05/15/2030 6.500% 100,000 102,040
LifePoint Health, Inc.
(a)
08/15/2030 9.875% 145,000 152,720
Star Parent, Inc.
(a)
10/01/2030 9.000% 633,000 664,113
Tenet Healthcare Corp.
11/01/2027 5.125% 260,000 259,976
10/01/2028 6.125% 98,000 98,347
06/15/2030 6.125% 249,000 250,825
Total 4,291,066
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Home Builders 0.3%
Taylor Morrison Communities, Inc.
(a)
01/15/2028 5.750% 291,000 294,563
1 1 1 1 294,563
Home Furnishings 0.1%
Whirlpool Corp.
(a)
07/01/2031 7.500% 121,000 122,526
1 1 1 1 122,526
Housewares 0.7%
Newell Brands, Inc.
09/15/2027 6.375% 246,000 248,426
09/15/2029 6.625% 251,000 255,339
Scotts Miracle-Gro Co.
12/15/2026 5.250% 50,000 49,937
10/15/2029 4.500% 156,000 152,723
Total 706,425
Insurance 5.3%
Acrisure LLC/Acrisure Finance, Inc.
(a)
02/01/2029 8.250% 155,000 145,853
02/15/2029 4.250% 259,000 236,382
11/06/2030 7.500% 356,000 337,554
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(a)
10/15/2027 4.250% 102,000 100,766
04/15/2028 6.750% 716,000 721,604
11/01/2029 5.875% 366,000 357,511
01/15/2031 7.000% 555,000 563,956
AmWINS Group, Inc.
(a)
02/15/2029 6.375% 338,000 339,479
Ardonagh Finco Ltd.
(a)
02/15/2031 7.750% 578,000 584,598
Broadstreet Partners Group LLC
(a)
04/15/2029 5.875% 352,000 343,760
CRC Insurance Group LLC
(a)
06/01/2031 7.125% 781,000 778,196
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/
Howden U.S. Refinance LLC
(a)
02/15/2031 7.250% 145,000 140,449
HUB International Ltd.
(a)
12/01/2029 5.625% 478,000 475,270
06/15/2030 7.250% 387,000 397,166
Total 5,522,544
Internet 2.0%
Arches Buyer, Inc.
(a)
06/01/2028 4.250% 423,000 415,609
12/01/2028 6.125% 83,000 81,708

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Gen Digital, Inc.
(a)
09/30/2027 6.750% 194,000 194,683
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(a)
05/01/2028 4.625% 231,000 210,386
05/15/2028 5.750% 179,000 164,342
05/01/2029 8.750% 39,000 34,781
Match Group Holdings II LLC
(a)
06/01/2028 4.625% 420,000 414,005
02/15/2029 5.625% 394,000 392,566
08/01/2030 4.125% 159,000 149,556
Total 2,057,636
Leisure Time 2.3%
Boyne USA, Inc.
(a)
05/15/2029 4.750% 671,000 659,547
Carnival Corp. Ltd.
(a)
03/15/2030 5.750% 293,000 296,452
06/15/2031 5.875% 206,000 209,629
NCL Corp. Ltd.
(a)
01/15/2031 5.875% 575,000 557,820
Sabre GLBL, Inc.
(a)
11/15/2029 10.750% 24,000 23,074
03/15/2030 10.750% 55,000 52,475
07/15/2030 11.125% 115,000 110,280
Viking Cruises Ltd.
(a)
02/15/2029 7.000% 533,000 533,857
Total 2,443,134
Lodging 1.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(a)
06/01/2029 5.000% 371,000 362,048
07/01/2031 4.875% 110,000 103,370
Marriott Ownership Resorts, Inc.
01/15/2028 4.750% 314,000 310,571
Marriott Ownership Resorts, Inc.
(a)
06/15/2029 4.500% 321,000 310,190
Travel & Leisure Co.
(a)
12/01/2029 4.500% 104,000 100,636
06/01/2031 6.250% 254,000 255,599
Total 1,442,414
Media 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
(a)
05/01/2027 5.125% 37,000 36,942
02/01/2028 5.000% 737,000 727,617
06/01/2029 5.375% 506,000 494,995
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/01/2030 4.750% 221,000 209,708
02/01/2031 4.250% 1,012,000 911,656
Directv Financing LLC
(a)
02/01/2030 8.875% 248,000 252,681
DISH Network Corp.
(a)
11/15/2027 11.750% 958,000 984,627
EchoStar Corp.
11/30/2029 10.750% 997,844 1,078,588
McGraw-Hill Education, Inc.
(a)
08/01/2028 5.750% 346,000 344,682
Paramount Global
01/15/2031 4.950% 220,000 204,584
Sirius XM Radio LLC
(a)
08/01/2027 5.000% 330,000 329,532
07/15/2028 4.000% 264,000 257,061
Virgin Media Finance PLC
(a)
07/15/2030 5.000% 162,000 122,414
Virgin Media Secured Finance PLC
(a)
05/15/2029 5.500% 344,000 327,474
Ziggo BV
(a)
01/15/2030 4.875% 237,000 222,792
Total 6,505,353
Mining 2.3%
Constellium SE
(a)
06/15/2028 5.625% 393,000 392,935
04/15/2029 3.750% 535,000 513,968
Hudbay Minerals, Inc.
(a)
04/01/2029 6.125% 393,000 395,004
Kaiser Aluminum Corp.
(a)
06/01/2031 4.500% 105,000 100,399
Novelis Corp.
(a)
01/30/2030 4.750% 1,022,000 988,640
Total 2,390,946
Oil & Gas 3.6%
Hilcorp Energy I LP/Hilcorp Finance Co.
(a)
11/01/2028 6.250% 305,000 305,797
02/01/2029 5.750% 508,000 506,146
04/15/2030 6.000% 270,000 265,247
SM Energy Co.
(a)
08/01/2029 6.750% 459,000 467,251
11/01/2030 8.625% 189,000 198,525
07/01/2031 8.750% 637,000 665,068

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
SM Energy Co.
07/15/2028 6.500% 146,000 146,243
Sunoco LP
(a)
05/01/2029 7.000% 498,000 512,541
07/15/2031 5.375% 219,000 216,053
Sunoco LP/Sunoco Finance Corp.
(a)
09/15/2028 7.000% 383,000 391,092
Sunoco LP/Sunoco Finance Corp.
04/30/2030 4.500% 105,000 101,593
Total 3,775,556
Oil & Gas Services 0.7%
Kodiak Gas Services LLC
(a)
04/01/2031 5.875% 410,000 410,856
USA Compression Partners LP/USA Compression Finance
Corp.
(a)
03/15/2029 7.125% 266,000 272,517
Total 683,373
Packaging & Containers 1.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(a)
09/01/2028 3.250% 324,000 310,375
09/01/2029 4.000% 323,000 307,067
01/30/2031 6.250% 451,000 455,788
Clydesdale Acquisition Holdings, Inc.
(a)
04/15/2029 6.625% 259,000 258,915
04/15/2030 8.750% 192,000 189,417
Total 1,521,562
Pharmaceuticals 0.2%
Grifols SA
(a)
10/15/2028 4.750% 246,000 241,493
1 1 1 1 241,493
Pipelines 4.6%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(a)
01/15/2028 5.750% 342,000 342,231
06/15/2029 5.375% 458,000 456,770
CNX Midstream Partners LP
(a)
04/15/2030 4.750% 822,000 782,992
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(a)
03/15/2029 8.625% 492,000 511,529
NuStar Logistics LP
04/28/2027 5.625% 247,000 247,598
Rockies Express Pipeline LLC
(a)
07/15/2029 4.950% 314,000 310,170
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
TransMontaigne Partners LLC
(a)
06/15/2030 8.500% 307,000 312,744
Venture Global Calcasieu Pass LLC
(a)
08/15/2029 3.875% 158,000 150,820
01/15/2030 6.250% 239,000 244,940
08/15/2031 4.125% 220,000 206,515
Venture Global LNG, Inc.
(a)
02/01/2029 9.500% 542,000 584,085
01/15/2030 7.000% 397,000 404,704
Venture Global Plaquemines LNG LLC
(a)
12/15/2030 6.125% 250,000 255,727
Total 4,810,825
REITS 2.9%
Iron Mountain, Inc.
(a)
09/15/2027 4.875% 114,000 113,786
03/15/2028 5.250% 746,000 745,176
07/15/2028 5.000% 25,000 24,890
02/15/2029 7.000% 425,000 433,160
09/15/2029 4.875% 160,000 156,803
07/15/2030 5.250% 155,000 152,558
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp.
(a)
02/01/2027 4.250% 401,000 398,690
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer
(a)
10/01/2028 5.875% 749,000 748,855
RHP Hotel Properties LP/RHP Finance Corp.
(a)
07/15/2028 7.250% 282,000 287,516
Total 3,061,434
Retail 3.8%
1011778 BC ULC/New Red Finance, Inc.
(a)
01/15/2028 4.375% 561,000 554,838
06/15/2029 6.125% 100,000 101,508
Advance Auto Parts, Inc.
04/15/2030 3.900% 54,000 50,765
Advance Auto Parts, Inc.
(a)
08/01/2030 7.000% 147,000 150,786
Asbury Automotive Group, Inc.
(a)
11/15/2029 4.625% 156,000 151,599
Asbury Automotive Group, Inc.
03/01/2028 4.500% 303,000 299,946
Bath & Body Works, Inc.
02/01/2028 5.250% 50,000 50,054
06/15/2029 7.500% 94,000 95,053

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(a)
01/15/2029 4.625% 318,000 309,108
Group 1 Automotive, Inc.
(a)
08/15/2028 4.000% 205,000 199,659
01/15/2030 6.375% 355,000 359,605
LCM Investments Holdings II LLC
(a)
05/01/2029 4.875% 596,000 580,896
Lithia Motors, Inc.
(a)
06/01/2029 3.875% 317,000 303,701
10/01/2030 5.500% 316,000 312,687
QXO Building Products, Inc.
(a)
07/15/2031 6.500% 275,000 280,230
White Cap Supply Holdings LLC
(a)
11/15/2030 7.375% 196,000 198,918
Total 3,999,353
Semiconductors 1.0%
Entegris, Inc.
(a)
04/15/2028 4.375% 410,000 404,140
05/01/2029 3.625% 331,000 316,447
Synaptics, Inc.
(a)
06/15/2029 4.000% 368,000 362,793
Total 1,083,380
Software 2.9%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
(a)
06/15/2029 8.000% 146,000 81,902
Central Parent, Inc./CDK Global, Inc.
(a)
06/15/2029 7.250% 46,000 24,696
Cloud Software Group, Inc.
(a)
03/31/2029 6.500% 739,000 717,325
09/30/2029 9.000% 1,005,000 975,772
CoreWeave, Inc.
(a)
06/01/2030 9.250% 255,000 256,570
02/01/2031 9.000% 270,000 266,986
SS&C Technologies, Inc.
(a)
09/30/2027 5.500% 146,000 145,960
UKG, Inc.
(a)
02/01/2031 6.875% 100,000 97,093
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
(a)
02/01/2029 3.875% 513,000 416,892
Total 2,983,196
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Telecommunications 5.9%
APLD ComputeCo 2 LLC
(a)
03/15/2031 6.750% 817,000 819,752
APLD ComputeCo 3 LLC
(a)
06/15/2031 7.000% 296,000 295,569
APLD ComputeCo LLC
(a)
12/15/2030 9.250% 546,000 589,075
Black Pearl Compute LLC
(a)
02/15/2031 6.125% 405,000 410,993
Cipher Compute LLC
(a)
11/15/2030 7.125% 151,000 157,126
Core Scientific Finance I LLC
(a)
05/15/2031 7.750% 565,000 572,831
Flash Compute LLC
(a)
12/31/2030 7.250% 145,000 149,168
Iliad Holding SAS
(a)
10/15/2028 7.000% 310,000 311,477
Meridian Arc Holdco LLC
(a)
04/30/2031 6.250% 589,000 590,065
PR RNO Property Owner 1 LLC
(a)
05/01/2031 6.500% 1,090,000 1,088,523
Stingray Compute LLC
(a)
06/15/2031 6.000% 118,000 118,272
SV RNO Property Owner 1 LLC
(a)
03/01/2031 5.875% 1,041,000 1,026,299
WULF Compute LLC
(a)
10/15/2030 7.750% 124,000 130,153
Total 6,259,303
Total Corporate Bonds
(Cost $ 100,599,157 ) 100,713,787
Senior Loans 0 .1%
Chemicals 0.1%
INEOS Quattro Holdings U.K. Ltd.
(c),(d)
2023 USD 1st Lien Term
Loan B
1 mo. USD Term SOFR +
4.250%
04/02/2029 7.994% 103,937 91,335

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
2,643,988
(457,366)
(214)
2,186,408
—
(44)
2,239
2,187,721
1
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Ineos U.S. Finance LLC
(c),(d)
2023 USD Term Loan B
1 mo. USD Term SOFR +
3.250%
02/18/2030 6.894% 60,054 56,360
Total 147,695
Total Senior Loans
(Cost $ 156,462 ) 147,695
. Shares
.
Value ($)
Money Market Funds 2 .1%
Columbia Short-Term Cash Fund, 3.767%
(e),(f)
2,187,721 2,186,408
1 1 1
Total Money Market Funds
(Cost $ 2,186,622 ) 2,186,408
Total Investments in Securities
(Cost $ 102,942,241 ) 103,047,890
Other Assets & Liabilities, Net 1,601,702
Net Assets 104,649,592
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2026, the total value of these securities amounted to $90,922,448, which represents 86.88% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) Variable rate security. The interest rate shown was the current rate as of June 30, 2026.
(d) The stated interest rate represents the interest rate(s) at June 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(e) The rate shown is the seven-day current annualized yield at June 30, 2026.
(f) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:
Abbreviation Legend
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, June 30, 2026 (Unaudited)
Columbia Short Duration High Yield ETF | 2026

Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Currency Legend
USD US Dollar

1QT338_(08/26)
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